UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Taylor, Cottrill LLC
Address: 224 Main Street
         New London, NH 03257

13F File Number:  028-13147

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Chad Richardson
Title:     Director of Operations
Phone:     603-526-7400

Signature, Place, and Date of Signing:

     Chad Richardson     New London, NH     April 26, 2012


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     93

Form13F Information Table Value Total:     $152,712 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

				FORM 13F INFORMATION TABLE
				TITLE OF		VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER	VOTING AUTHORITY
NAME OF ISSUER			CLASS	CUSIP		(x$1000)PRN AMT	PRN	CALL	DSCRETN	MANAGERSSOLE	SHARED	NONE
-------------------------------	------- ----------      -------	------- ------- ------- -------	--------------- ------- -------
International Business Machine	Common	459200101	7269	34841	SH		SOLE		25172		9669
Exxon Mobil Corp.            	Common	30231G102  	6270	72297	SH		SOLE		50273		22024
McDonalds Corp.              	Common	580135101	5374	54783	SH		SOLE		35683		19100
Ross Stores                  	Common	778296103	5088	87570	SH		SOLE		59870		27700
Walt Disney Co.              	Common	254687106	4776	109087	SH		SOLE		75587		33500
INTEL                        	Common	458140100	3961	140880	SH		SOLE		103555		37325
AMGEN                        	Common	031162100	3752	55207	SH		SOLE		41882		13325
Blackrock Inc.               	Common	09247X101  	3621	17670	SH		SOLE		12505		5165
Republic Services Inc        	Common	760759100	3583	117255	SH		SOLE		87155		30100
General Electric             	Common	369604103	3472	172995	SH		SOLE		107989		65006
Oracle Corp.                 	Common	68389X105  	3470	119015	SH		SOLE		84740		34275
Barrick Gold Corp            	Common	067901108	3284	75535	SH		SOLE		52435		23100
Praxair                      	Common	74005P104  	3089	26947	SH		SOLE		18732		8215
Thomson Reuters Corp         	Common	884903105	3000	103800	SH		SOLE		73050		30750
Microsoft Corp.              	Common	594918104	2866	88862	SH		SOLE		72052		16810
Abbott Labs                  	Common	002824100	2861	46676	SH		SOLE		30295		16381
3M Co.                       	Common	88579Y101  	2715	30436	SH		SOLE		24666		5770
Novartis                     	Common	66987V109  	2633	47510	SH		SOLE		35810		11700
Merck & Co Inc               	Common	589331107	2561	66686	SH		SOLE		48523		18163
Johnson & Johnson            	Common	478160104	2560	38808	SH		SOLE		22787		16021
Clorox Company               	Common	189054109	2493	36255	SH		SOLE		26605		9650
Stryker Corp                 	Common	863667101	2483	44750	SH		SOLE		32850		11900
Apple Inc.                   	Common	037833100	2479	4135	SH		SOLE		2760		1375
Occidental Petroleum Corp.   	Common	674599105	2476	26002	SH		SOLE		15823		10179
Canadian Natural Resources   	Common	136385101	2473	74530	SH		SOLE		53000		21530
Automatic Data Processing    	Common	053015103	2469	44729	SH		SOLE		32609		12120
Mastercard                   	Common	57636Q104  	2460	5850	SH		SOLE		5030		820
Alerian MLP ETF              	Common	00162Q866  	2410	144825	SH		SOLE		103800		41025
Coca-Cola                    	Common	191216100	2387	32259	SH		SOLE		23595		8664
Thermo Fisher Scientific     	Common	883556102	2277	40380	SH		SOLE		32130		8250
Procter & Gamble             	Common	742718109	2200	32728	SH		SOLE		27758		4970
Cisco Systems                	Common	17275R102  	2192	103654	SH		SOLE		73450		30204
Chevron Corp.                	Common	166764100	2135	19915	SH		SOLE		16670		3245
Royal Dutch                  	Common	780259206	2002	28550	SH		SOLE		22625		5925
Medtronic Inc                	Common	585055106	1954	49863	SH		SOLE		35263		14600
Flowserve Corp               	Common	34354P105  	1924	16660	SH		SOLE		11320		5340
Church & Dwight Co Inc       	Common	171340102	1742	35405	SH		SOLE		24155		11250
Xylem Inc.                   	Common	98419M100  	1672	60245	SH		SOLE		42870		17375
Berkshire Hathaway Cl B      	Class B	084670207	1605	19775	SH		SOLE		13275		6500
JP Morgan Chase & Co         	Common	46625H100  	1570	34145	SH		SOLE		26195		7950
Corning Inc.                 	Common	219350105	1563	111025	SH		SOLE		77025		34000
Canadian Natl Ry Co          	Common	136375102	1483	18675	SH		SOLE		14850		3825
Apache                       	Common	037411105	1363	13575	SH		SOLE		10175		3400
Aecom Technology Corp        	Common	00766T100  	1302	58200	SH		SOLE		44175		14025
AT&T Corp.                   	Common	00206R102  	1266	40529	SH		SOLE		33214		7315
Accenture                    	Common	G1151C101  	1248	19354	SH		SOLE		12804		6550
Colgate Palmolive            	Common	194162103	1238	12660	SH		SOLE		9385		3275
iShares MSCI Canada          	Common	464286509	1235	43580	SH		SOLE		33220		10360
Vodafone Group PLC           	Common	92857W209  	1077	38912	SH		SOLE		29575		9337
Discovery Communications Inc S	Common	25470F104  	1026	20275	SH		SOLE		17200		3075
General Dynamics Corp.       	Common	369550108	999	13610	SH		SOLE		8750		4860
Pfizer Inc.                  	Common	717081103	931	41100	SH		SOLE		26657		14443
Philip Morris Intl Inc       	Common	718172109	902	10175	SH		SOLE		8125		2050
iShares MSCI Singapore       	Common	464286673	879	68200	SH		SOLE		48525		19675
iShares Barclays 1-3 Yr Treasu	Common	464287457	873	10350	SH		SOLE		8050		2300
American Express Co.         	Common	025816109	843	14572	SH		SOLE		7374		7198
Total SA                     	Common	89151E109	818	16000	SH		SOLE		13425		2575
NextEra Energy               	Common	65339F101  	726	11880	SH		SOLE		10800		1080
I T T Corporation New        	Common	450911102	701	30571	SH		SOLE		21602		8969
Illinois Tool Works Inc      	Common	452308109	692	12114	SH		SOLE		8534		3580
Vanguard Corp Bond Etf       	Common	92206C409  	646	8175	SH		SOLE		4675		3500
Wal Mart Stores Inc.         	Common	931142103	617	10082	SH		SOLE		8840		1242
Teva Pharm Inds Ltd ADR      	Common	881624209	579	12850	SH		SOLE		11100		1750
Rio Tinto ADR                	Common	767204100	556	10000	SH		SOLE		8250		1750
General Mills Inc            	Common	370334104	518	13118	SH		SOLE		11818		1300
Vanguard Short Term Bond ETF 	Common	921937827	510	6300	SH		SOLE		6300		0
Duke Energy                  	Common	26441C105  	504	24003	SH		SOLE		18175		5828
Magellan Midstream Partners LP	Common	559080106	466	6439	SH		SOLE		5717		722
Sysco Corp                   	Common	871829107	461	15450	SH		SOLE		4250		11200
Genl Amern Investors Co      	Common	368802104	451	15560	SH		SOLE		15560		0
Bristol Myers                	Common	110122108	442	13104	SH		SOLE		10204		2900
Deere & Co                   	Common	244199105	431	5325	SH		SOLE		5175		150
Kroger Company               	Common	501044101	417	17200	SH		SOLE		13500		3700
Ishares Tr Lehman Tips       	Common	464287176	417	3542	SH		SOLE		2034		1508
Petroleo Brasileiro Adrf     	Common	71654V408  	378	14250	SH		SOLE		7800		6450
Emerson Electric             	Common	291011104	371	7110	SH		SOLE		5710		1400
ConocoPhillips               	Common	20825C104  	352	4634	SH		SOLE		2382		2252
Pub Svc Ent Group Inc        	Common	744573106	324	10600	SH		SOLE		9250		1350
United Tehnologies Corp      	Common	913017109	308	3710	SH		SOLE		3500		210
S P D R TRUST Unit SR        	Common	78462F103  	284	2015	SH		SOLE		2015		0
SPDR Gold Shares             	Common	78463V107  	284	1750	SH		SOLE		1750		0
Suncor Energy                	Common	867229106	268	8200	SH		SOLE		4500		3700
Hewlett Packard              	Common	428236103	259	10860	SH		SOLE		7160		3700
Vanguard Emerging Market     	Common	922042858	259	5950	SH		SOLE		5550		400
Vanguard Int Term Bond ETF   	Common	921937819	259	2975	SH		SOLE		2975		0
H C P Inc                    	Common	40414L109  	244	6175	SH		SOLE		5775		400
iShares IBOXX Inv Grade Bond 	Common	464287242	231	2000	SH		SOLE		0		2000
Diamond Offshore Drilling    	Common	25271C102  	225	3375	SH		SOLE		1825		1550
Walgreens                    	Common	931422109	224	6692	SH		SOLE		6692		0
PepsiCo Inc.                 	Common	713448108	219	3302	SH		SOLE		3027		275
Noble Energy                 	Common	655044105	218	2229	SH		SOLE		1229		1000
United Parcel Service Inc Cl B	Class B	911312106	210	2600	SH		SOLE		2300		300
1/100000 Ergo Sci Corp       	Common	CKE81Q300  	7	81440	SH		SOLE		81440		0
